Filed Pursuant to Rule 497
Registration No. 333-222070

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

Supplement dated September 26, 2018 to:

Prospectus dated March 26, 2018, as amended

Municipal Investment Committee Change

Effective September 26, 2018, the Municipal Investment Committee (the “MIC”) will be renamed the Social Infrastructure Investment Committee (the “SIIC”). Accordingly, all references to the Municipal Investment Committee or MIC in the Prospectus are hereby deleted and replaced with Social Infrastructure Investment Committee or SIIC, respectively. In addition, P. Bradley Adams and David Sifford have been added as members of the Social Infrastructure Investment Committee, effective September 26, 2018. Furthermore, the Municipal Direct Origination Committee (the “MDOC”) will be renamed the Social Infrastructure Credit Committee. Accordingly, all references to the Municipal Direct Origination Committee or MDOC in the Prospectus are hereby deleted and replaced with Social Infrastructure Credit Committee. Additionally, Garey Fuqua will no longer be a member of the Social Infrastructure Investment Committee or the Social Infrastructure Credit Committee. Accordingly, all references to Garey Fuqua in the Prospectus are hereby deleted. In addition, Adam Peltzer, Edward Russell and Matthew Ordway have been added as members of the Social Infrastructure Credit Committee, effective September 26, 2018.

Accordingly, the Prospectus for the Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. is amended as indicated below.

The heading “Municipal Investment Committee” and the disclosure under such heading on page 42 of the Prospectus and the heading “Investment Team” and the disclosure under such heading beginning on page 42 of the Prospectus are deleted and replaced with the following:

Social Infrastructure Investment Committee

The Social Infrastructure Investment Committee (the “SIIC”) will oversee the construction and investment of all social infrastructure portfolios as well as evaluate the social infrastructure market environment for the purpose of making recommendations pertaining to portfolio strategies, themes and risk characteristics. As such, the SIIC will review the overall investment process, procedures and practices necessary to ensure the portfolios are in compliance with portfolio investment guidelines and company investment outlooks.

The SIIC will also be responsible for reviewing and monitoring the investment activities and determining allocations (pursuant to Adviser’s allocation policy) of all social infrastructure securities. The members of the SIIC have the following years of experience: Jeremy Goff–14 years, David Sifford–18 years, Michael Sanchez–30, Adam Peltzer–19 years, Brad Beman–30 years and P. Bradley Adams –34 years.

In addition, the Social Infrastructure Credit Committee, a related committee of the SIIC, reviews, evaluates, approves and monitors directly originated social infrastructure investments. The Social Infrastructure Credit Committee is composed of Michael Sanchez, Adam Peltzer, Edward Russell, Brad Beman, and Matthew Ordway.

Subject to the oversight of our Board of Directors and pursuant to the Advisory Agreement, the SIIC is responsible for the day to day operations of the Fund, including executing investment decisions as well as managing and monitoring investments.

Set forth below is information regarding the SIIC team of professionals primarily responsible for overseeing the day-to-day operations of the Fund.

Jeremy Goff, Managing Director – Social Infrastructure

Mr. Jeremy Goff joined Tortoise in 2011 and currently oversees the firm’s social infrastructure business. Mr. Goff is a member of the SIIC for the social infrastructure business. Since joining Tortoise, Mr. Goff has led the development and launch of the firm’s interval, index and exchange traded fund business, clean energy initiatives as well as its private fund vehicle platform, as a member of the firm’s Strategic Development team.

Previously, Mr. Goff worked for Blackstone in the firm’s private equity investor relations and business development group where he was responsible for developing and fundraising for their private funds including Blackstone Capital Partners VI and Blackstone Energy Partners’ funds. Mr. Goff played an instrumental role in the relationship management of Blackstone’s domestic and international limited partners, with particular emphasis on Latin America. Prior to his time with Blackstone, he served as a ranger infantry officer in the U.S. Army, where he was awarded the Bronze Star Medal and Army Commendation for Valor. Mr. Goff earned a Bachelor of Science degree in economics from the United States Military Academy at West Point.

David Sifford, Managing Director – Social Infrastructure

Mr. Sifford joined Tortoise in 2018 as a Managing Director on the Social Infrastructure team. Mr. Sifford oversees and manages the origination and structuring team and serves on the SIIC.

Prior to joining Tortoise, Mr. Sifford served as Vice President of the Education Investment Group at EPR Properties, pursuing the development and acquisition of education-based real estate across the country. With over 15 years of real estate experience, Mr. Sifford helped make EPR Properties one of the largest owners of public charter schools in the U.S. and a recognized leader in the financing of educational facilities. In his time at EPR Properties, Mr. Sifford more than doubled the Company’s total investments in their Education portfolio.

Prior to joining EPR Properties, Mr. Sifford served as a Senior Vice President at PNC Real Estate Finance. During his tenure at PNC, Mr. Sifford contributed to over $4B in loan origination and debt restructuring. Mr. Sifford holds an M.B.A in Finance and Strategy from Vanderbilt University and a B.A. in Business Administration and Sports Science from the University of Richmond.

Michael Sanchez, Vice President – Social Infrastructure

Mr. Sanchez joined Bradford & Marzec, now part of the Adviser, in 2013. He is responsible for analysis and trading of residential mortgage, commercial mortgage and asset-backed securities.

Mr. Sanchez has more than 30 years of investment industry experience including most recently as director of fixed income trading at CastleOak Securities. Prior to that, he was vice president, institutional mortgage/ABS sales at RBC Capital, senior vice president and proprietary trader at Countrywide Securities, portfolio manager at Hotchkis and Wiley and senior vice president/portfolio manager at Provident Investment Counsel. He was also portfolio manager/analyst for Arco Investment Management Co.

He holds a Bachelors of Science degree in applied chemistry from Harvey Mudd College and a Master of Business Administration degree from the University of Chicago Booth School of Business with an emphasis in finance.

Adam Peltzer, Director and Investment Analyst – Energy

Mr. Peltzer joined Tortoise in 2015 as a director and investment analyst. Previously, he was an Investment Committee member and principal at Fountain Capital Management, a privately-owned investment manager that specialized in high-yield bond and bank loan portfolios for institutional clients and structured products. In that role, he was responsible for coverage of the energy sector. Mr. Peltzer earned a Bachelor of Business Administration in accounting and a Master of Accountancy from Wichita State University. He is a CFA® charterholder.

Brad Beman, Managing Director and Chief Investment Officer – Credit and Social Infrastructure

Mr. Beman co-founded the Adviser in 2015. He serves as the Adviser’s chief investment officer, as a member of the investment policy and strategy committee and as member of the Social Infrastructure Investment Committee and Social Infrastructure Credit Committee.

Mr. Beman has nearly three decades of fixed income investment experience, including a 28-year career at AEGON USA Investment Management LLC. He held several key positions at AEGON, most recently serving as the firm’s global chief investment officer/director of high yield. He also was a member of a global asset management board and led a team of approximately 100 investment professionals, overseeing more than $200 billion invested in domestic and global taxable fixed income, asset allocation, alternatives and derivatives, with a specific focus in the U.S. and European regions. Mr. Beman was also involved in the build-out and growth of a third-party retail and institutional taxable fixed income and asset allocation business. His prior positions with AEGON included director of public fixed income and director of public credit research.

A recognized expert in high yield fixed-income and leveraged finance strategies, Mr. Beman has spoken for The Financial Investigator Seminar and The Money Management Institute. He was part of a select group of high yield managers asked to participate in Morgan Stanley’s biannual leveraged finance roundtable.

Mr. Beman earned a Master of Business Administration from the University of Iowa and a Bachelor of Arts in accounting from the University of Northern Iowa. He passed the Certified Public Accountant exam and is a CFA® charterholder.

P. Bradley Adams, Managing Director – Financial Operations

Mr. Bradley Adams joined Tortoise in 2005 and oversees Tortoise’s financial operations. He is also the chief executive officer for the Tortoise closed-end funds. Previously, he served as a consultant to the financial services industry and was vice president of finance and operations, chief operating officer and director of Jones & Babson, Inc., an investment company distributor and service provider. Mr. Adams earned a Bachelor of Science degree in finance from the University of Wyoming and a Master of Business Administration degree from Rockhurst University (Kansas City, Mo.).

Additional information about SIIC members’ compensation, other accounts managed by them and other information is provided in the SAI.

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

Supplement dated September 26, 2018 to:

Statement of Additional Information (“SAI”) dated

March 26, 2018, as amended

Municipal Investment Committee Change

Effective September 26, 2018, the Municipal Investment Committee (the “MIC”) will be renamed the Social Infrastructure Investment Committee (the “SIIC”). Accordingly, all references to the Municipal Investment Committee or MIC in the Statement of Additional Information are hereby deleted and replaced with Social Infrastructure Investment Committee or SIIC, respectively. In addition, P. Bradley Adams and David Sifford have been added as members of the Social Infrastructure Investment Committee, effective September 26, 2018. Furthermore, the Municipal Direct Origination Committee (the “MDOC”) will be renamed the Social Infrastructure Credit Committee. Accordingly, all references to the Municipal Direct Origination Committee or MDOC in the Statement of Additional Information are hereby deleted and replaced with Social Infrastructure Credit Committee. Additionally, Garey Fuqua will no longer be a member of the Social Infrastructure Investment Committee or the Social Infrastructure Credit Committee. Accordingly, all references to Garey Fuqua in the Statement of Additional Information are hereby deleted. In addition, Adam Peltzer, Edward Russell and Matthew Ordway have been added as members of the Social Infrastructure Credit Committee, effective September 26, 2018.

Accordingly, the Statement of Additional Information for the Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. is amended as indicated below.

The heading “Municipal Investment Committee (“MIC”) and the disclosure under such heading on page 23 of the Statement of Additional Information and the heading “Investment Team” and the disclosure under such heading beginning on page 23 of the Statement of Additional Information, are deleted and replaced with the following:

Social Infrastructure Investment Committee

The Social Infrastructure Investment Committee (the “SIIC”) will oversee the construction and investment of all social infrastructure portfolios as well as evaluate the social infrastructure market environment for the purpose of making recommendations pertaining to portfolio strategies, themes and risk characteristics. As such, the SIIC will review the overall investment process, procedures and practices necessary to ensure the portfolios are in compliance with portfolio investment guidelines and company investment outlooks.

The SIIC will also be responsible for reviewing and monitoring the investment activities and determining allocations (pursuant to Adviser’s allocation policy) of all social infrastructure securities. The members of the SIIC have the following years of experience: Jeremy Goff–14 years, David Sifford–18 years, Michael Sanchez–30, Adam Peltzer–19 years, Brad Beman–30 years and P. Bradley Adams –34 years.

In addition, the Social Infrastructure Credit Committee, a related committee of the SIIC, reviews, evaluates, approves and monitors directly originated social infrastructure investments. The Social Infrastructure Credit Committee is composed of Michael Sanchez, Adam Peltzer, Edward Russell, Brad Beman, and Matthew Ordway.

Subject to the oversight of our Board of Directors and pursuant to the Advisory Agreement, SIIC is responsible for the day to day operations of the Fund, including executing investment decisions as well as managing and monitoring investments.

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The following table provides information about the number of and total assets in other accounts managed on a day-to-day basis by each member of the SIIC.

Name of Manager	Number of Accounts	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Beman[1]
Registered Investment Companies	2	$64,215,771	0	$0
Other Pooled Investment Vehicles	2	$445,677,321	0	$0
Other Accounts	617	$2,793,116,239	1	$349,060,388
Michael Sanchez[1]
Registered Investment Companies	2	$64,215,771	0	$0
Other Pooled Investment Vehicles	1	$83,000,145	0	$0
Other Accounts	70	$1,971,810,111	1	$349,060,388
David Sifford[2]
Registered Investment Companies	1	$69,978,040	0	$0
Other Pooled Investment Vehicles	1	$83,249,360	0	$0
Other Accounts	2	$25,831,094	0	$0
Adam Peltzer[2]
Registered Investment Companies	1	$69,978,040	0	$0
Other Pooled Investment Vehicles	1	$83,249,360	0	$0
Other Accounts	2	$25,831,094	0	$0
P. Bradley Adams[2]
Registered Investment Companies	1	$69,978,040	0	$0
Other Pooled Investment Vehicles	1	$83,249,360	0	$0
Other Accounts	2	$25,831,094	0	$0
Jeremy Goff[2]
Registered Investment Companies	1	$69,978,040	0	$0
Other Pooled Investment Vehicles	1	$83,249,360	0	$0
Other Accounts	2	$25,831,094	0	$0

(1)	Information as of August 31, 2018.
(2)	Information as of September 26, 2018.

The members of the SIIC do not receive any direct compensation from the Fund or any other of the managed accounts reflected in the table above. Tortoise’s compensation strategy is to offer competitive earnings for like positions in the investment adviser industry. Each of Messrs. Beman, Sanchez, Goff, Sifford, Peltzer and Adams receives a base salary for the services he provides and is also eligible for an annual cash bonus. The annual cash bonus is discretionary and based on the services they provide to the organization (individual performance) and the financial performance (pre-tax earnings) of Tortoise, which is based in part on the value of assets held in the Fund’s portfolio. None of Messrs. Beman, Sanchez, Goff, Sifford, Peltzer or Adams beneficially own any security issued by the Fund as of the date of this statement of additional information.

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